Kirr, Marbach Partners Value Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 94.7%	Shares	Value
Communications - 6.8%
Alphabet, Inc. - Class A	19,320	$6,047,160
Anterix, Inc. (a)	29,354	640,798
Walt Disney Co.	7,078	805,264
		7,493,222

Consumer, Cyclical - 14.2%
AutoZone, Inc. (a)	1,711	5,802,857
BJ's Wholesale Club Holdings, Inc. (a)	12,350	1,111,870
CarMax, Inc. (a)	25,962	1,003,172
Crocs, Inc. (a)	13,485	1,153,237
Dollar Tree, Inc. (a)	22,725	2,795,402
Live Nation Entertainment, Inc. (a)	10,746	1,531,305
Peloton Interactive, Inc. - Class A (a)	125,857	775,279
Visteon Corp.	14,851	1,412,330
		15,585,452

Consumer, Non-cyclical - 11.0%
API Group Corp. (a)	54,762	2,095,194
Brink's Co.	21,197	2,474,326
Colliers International Group, Inc.	30,220	4,442,642
ICU Medical, Inc. (a)	12,134	1,731,158
Stride, Inc. (a)	20,327	1,319,832
		12,063,152

Energy - 3.2%
Exxon Mobil Corp.	15,230	1,832,778
Marathon Petroleum Corp.	10,650	1,732,010
		3,564,788

Financial - 7.1%
Brookfield Asset Management Ltd. – Class A	21,734	1,138,644
Brookfield Corp.	60,892	2,794,334
Markel Group, Inc. (a)	1,793	3,854,323
		7,787,301

Industrial - 31.4%(b)
Aebi Schmidt Holding AG	76,491	967,611
Amrize Ltd. (a)	22,511	1,217,395
Canadian Pacific Kansas City Ltd.	38,807	2,857,359
EMCOR Group, Inc.	13,417	8,208,386
Generac Holdings, Inc. (a)	15,018	2,048,005
GXO Logistics, Inc. (a)	43,665	2,298,526
MasTec, Inc. (a)	34,715	7,546,000
Moog, Inc. - Class A	10,995	2,677,832
Republic Services, Inc.	19,236	4,076,686
RXO, Inc. (a)	39,335	497,194
Veralto Corp.	22,012	2,196,357
		34,591,351

Technology - 15.6%
Broadcom, Inc.	22,462	7,774,098
Constellation Software, Inc.	1,465	3,515,624
Crane NXT Co.	34,524	1,625,045
SS&C Technologies Holdings, Inc.	41,110	3,593,836
Topicus.com, Inc. (a)	7,725	714,485
		17,223,088

Utilities - 5.4%
Vistra Energy Corp.	36,619	5,907,743
TOTAL COMMON STOCKS (Cost $42,272,200)		104,216,097

WARRANTS - 0.0%(c)	Contracts	Value
Technology - 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $40.00(a)(d)	1,465	0
TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.67%(e)	5,951,240	5,951,240
TOTAL MONEY MARKET FUNDS (Cost $5,951,240)		5,951,240

TOTAL INVESTMENTS - 100.1% (Cost $48,223,440)		110,167,337
Liabilities in Excess of Other Assets - (0.1)%		(75,342)
TOTAL NET ASSETS - 100.0%		$110,091,995

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Kirr, Marbach Partners Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$104,216,097	$–	$–		$104,216,097
Warrants	–	–	–	(a)	–	(a)
Money Market Funds	5,951,240	–	–		5,951,240
Total Investments	$110,167,337	$–	$–	(a)	$110,167,337

(a)	Amount is less than $0.50.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s core financial statements.